Filed with the U.S. Securities and Exchange Commission on September 19, 2022
1933 Act Registration File No. 333-194652
1940 Act File No. 811- 22951
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	27	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	28	[X]

(Check appropriate box or boxes.)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (626) 914-7363

Jeff Smith
FundX Investment Group
101 Montgomery Street, Suite 2400
San Francisco, CA 94104
(Name and Address of Agent for Service)

Copy to:
Steven G. Cravath, Esq.
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 7, 2022 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 26 (the “Amendment”) to its Registration Statement (filed on July 7, 2022) with respect to its series, the FundX ETF and FundX Aggressive ETF, until October 7, 2022. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on September 19, 2022.

FundX Investment Trust

By:/s/ Jeff Smith
Jeff Smith, President

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	September 19, 2022
Janet Brown

/s/ Jeff Smith	President and Principal Executive Officer	September 19, 2022
Jeff Smith

/s/ Jan Gullett*	Trustee	September 19, 2022
Jan Gullett

/s/ Gregg Keeling*	Trustee	September 19, 2022
Gregg Keeling

/s/ Kimun Lee*	Trustee	September 19, 2022
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal Financial and	September 19, 2022
Sean McKeon	Accounting Officer

*By: /s/ Jeff Smith		September 19, 2022
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney